Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2015
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Real Estate and Accumulated Depreciation
EPR Properties Schedule III - Real Estate and Accumulated Depreciation December 31, 2015 (Dollars in thousands)

			Initial cost		Additions (Dispositions) (Impairments) Subsequent to acquisition	Gross Amount at December 31, 2015
Description	Location	Debt	Land	Buildings, Equipment & improvements		Land	Buildings, Equipment & Improvements	Total	Accumulated depreciation	Date acquired	Depreciation life
Dallas Retail	Dallas, TX	$—	$3,060	$15,281	$18,862	$3,060	$34,143	$37,203	$(13,006)	11/97	40 years
Oakview 24	Omaha, NE	—	5,215	16,700	59	5,215	16,759	21,974	(7,541)	11/97	40 years
First Colony 24	Sugar Land, TX	15,052	—	19,100	67	—	19,167	19,167	(8,625)	11/97	40 years
Huebner Oaks 14	San Antonio, TX	—	3,006	13,662	5,540	3,006	19,200	22,206	(6,389)	11/97	40 years
Lennox Town Center 24	Columbus, OH	—	—	12,685	—	—	12,685	12,685	(5,550)	11/97	40 years
Mission Valley 20	San Diego, CA	—	—	16,028	—	—	16,028	16,028	(7,012)	11/97	40 years
Ontario Mills 30	Ontario, CA	—	5,521	19,449	—	5,521	19,449	24,970	(8,509)	11/97	40 years
Studio 30	Houston, TX	—	6,023	20,037	—	6,023	20,037	26,060	(8,766)	11/97	40 years
West Olive 16	Creve Coeur, MO	—	4,985	12,601	4,075	4,985	16,676	21,661	(5,921)	11/97	40 years
Leawood Town Center 20	Leawood, KS	12,571	3,714	12,086	4,110	3,714	16,196	19,910	(5,576)	11/97	40 years
Gulf Pointe 30	Houston, TX	—	4,304	21,496	76	4,304	21,572	25,876	(9,662)	02/98	40 years
South Barrington 30	South Barrington, IL	—	6,577	27,723	98	6,577	27,821	34,398	(12,404)	03/98	40 years
Mesquite 30	Mesquite, TX	—	2,912	20,288	4,885	2,912	25,173	28,085	(9,279)	04/98	40 years
Hampton Town Center 24	Hampton, VA	—	3,822	24,678	88	3,822	24,766	28,588	(10,835)	06/98	40 years
Broward 18	Pompano Beach, FL	—	6,771	9,899	3,845	6,771	13,744	20,515	(6,284)	08/98	40 years
Raleigh Grande 16	Raleigh, NC	—	2,919	5,559	951	2,919	6,510	9,429	(2,534)	08/98	40 years
Paradise 24 and XD	Davie, FL	—	2,000	13,000	8,512	2,000	21,512	23,512	(9,053)	11/98	40 years
Aliso Viejo Stadium 20	Aliso Viejo, CA	—	8,000	14,000	—	8,000	14,000	22,000	(5,950)	12/98	40 years
Boise Stadium 22	Boise, ID	—	—	16,003	—	—	16,003	16,003	(6,801)	12/98	40 years
Mesquite Retail Center	Mesquite, TX	—	3,119	990	—	3,119	990	4,109	(318)	01/99	40 years
Westminster Promenade	Westminster, CO	—	6,205	12,600	9,509	6,205	22,109	28,314	(15,043)	12/01	40 years
Westminster Promenade 24	Westminster, CO	4,813	5,850	17,314	—	5,850	17,314	23,164	(6,096)	06/99	40 years
Woodridge 18	Woodridge, IL	—	9,926	8,968	—	9,926	8,968	18,894	(3,699)	06/99	40 years
Cary Crossroads Stadium 20	Cary, NC	—	3,352	11,653	155	3,352	11,808	15,160	(4,723)	12/99	40 years
Starlight 20	Tampa, FL	—	6,000	12,809	1,452	6,000	14,261	20,261	(5,966)	06/99	40 years
Palm Promenade 24	San Diego, CA	—	7,500	17,750	—	7,500	17,750	25,250	(7,063)	02/00	40 years
Gulf Pointe Retail Center	Houston, TX	—	3,653	1,365	686	3,408	2,296	5,704	(2,296)	05/00	40 years
Clearview Palace 12	Metairie, LA	—	—	11,740	—	—	11,740	11,740	(4,060)	03/02	40 years
Elmwood Palace 20	Harahan, LA	—	5,264	14,820	—	5,264	14,820	20,084	(5,125)	03/02	40 years
Hammond Palace 10	Hammond, LA	—	2,404	6,780	(565)	1,839	6,780	8,619	(2,345)	03/02	40 years
Houma Palace 10	Houma, LA	—	2,404	6,780	—	2,404	6,780	9,184	(2,345)	03/02	40 years
Westbank Palace 16	Harvey, LA	—	4,378	12,330	(112)	4,266	12,330	16,596	(4,264)	03/02	40 years
Cherrydale	Greenville, SC	—	1,660	7,570	206	1,660	7,776	9,436	(2,605)	06/02	40 years
Forum 30	Sterling Heights, MI	—	5,975	17,956	3,400	5,975	21,356	27,331	(8,669)	06/02	40 years
Olathe Studio 30	Olathe, KS	—	4,000	15,935	3,014	4,000	18,949	22,949	(6,061)	06/02	40 years
Livonia 20	Livonia, MI	—	4,500	17,525	—	4,500	17,525	22,025	(5,878)	08/02	40 years
Hoffman Center 22	Alexandria, VA	—	—	22,035	—	—	22,035	22,035	(7,299)	10/02	40 years
Colonel Glenn 18	Little Rock, AR	—	3,858	7,990	—	3,858	7,990	11,848	(2,613)	12/02	40 years
AmStar 16-Macon	Macon, GA	5,260	1,982	5,056	—	1,982	5,056	7,038	(1,612)	03/03	40 years
Star Southfield Center	Southfield, MI	—	8,000	20,518	6,230	8,000	26,748	34,748	(13,925)	05/03	15 years
Subtotals carried over to next page		$37,696	$158,859	$560,759	$75,143	$157,937	$636,822	$794,759	$(261,702)
EPR Properties Schedule III - Real Estate and Accumulated Depreciation December 31, 2015 (Dollars in thousands)

			Initial cost		Additions (Dispositions) (Impairments) Subsequent to acquisition	Gross Amount at December 31, 2015
Description	Location	Debt	Land	Buildings, Equipment & improvements		Land	Buildings, Equipment & Improvements	Total	Accumulated depreciation	Date acquired	Depreciation life
Subtotal from previous page	n/a	$37,696	$158,859	$560,759	$75,143	$157,937	$636,822	$794,759	$(261,702)	n/a	n/a
South Wind 12	Lawrence, KS	3,908	1,500	3,526	—	1,500	3,526	5,026	(1,109)	06/03	40 years
New Roc City	New Rochelle, NY	—	6,100	97,696	1,359	6,100	99,055	105,155	(32,660)	10/03	40 years
Columbiana Grande Stadium 14	Columbia, SC	6,682	1,000	10,534	(2,447)	1,000	8,087	9,087	(2,514)	11/03	40 years
Harbour View Marketplace	Suffolk, VA	—	3,382	9,971	6,858	4,471	15,740	20,211	(3,359)	11/03	40 years
Cobb Grand 18	Hialeah, FL	—	7,985	—	—	7,985	—	7,985	—	12/03	n/a
Deer Valley 30	Phoenix, AZ	—	4,276	15,934	—	4,276	15,934	20,210	(4,681)	03/04	40 years
Hamilton 24	Hamilton, NJ	—	4,869	18,143	—	4,869	18,143	23,012	(5,329)	03/04	40 years
Kanata Entertainment Centrum	Kanata, ON	—	9,104	33,203	26,054	9,104	59,257	68,361	(16,481)	03/04	40 years
Mesa Grand 14	Mesa, AZ	12,776	4,446	16,565	—	4,446	16,565	21,011	(4,866)	03/04	40 years
Mississauga Entertainment Centrum	Mississagua, ON	—	8,358	15,947	14,946	10,992	28,259	39,251	(7,429)	03/04	40 years
Oakville Entertainment Centrum	Oakville, ON	—	9,104	21,434	3,944	9,104	25,378	34,482	(7,614)	03/04	40 years
Whitby Entertainment Centrum	Whitby, ON	—	9,248	19,905	21,094	11,878	38,369	50,247	(11,111)	03/04	40 years
Cantera Retail Shops	Warrenville, IL	—	3,919	900	(1,936)	1,983	900	2,883	(675)	07/04	15 years
Grand Prairie 18	Peoria, IL	—	2,948	11,177	—	2,948	11,177	14,125	(3,190)	07/04	40 years
The Grand 16-Layafette	Lafayette, LA	7,402	—	10,318	—	—	10,318	10,318	(2,961)	07/04	40 years
North East Mall 18	Hurst, TX	11,978	5,000	11,729	1,015	5,000	12,744	17,744	(3,542)	11/04	40 years
Avenue 16	Melbourne, FL	—	3,817	8,830	320	3,817	9,150	12,967	(2,516)	12/04	40 years
The Grand 18-D'lberville	D'Iberville, MS	9,381	2,001	8,043	1,636	1,205	10,475	11,680	(2,781)	12/04	40 years
Mayfaire Stadium 16	Wilmington, NC	6,306	1,650	7,047	—	1,650	7,047	8,697	(1,923)	02/05	40 years
Burbank Village	Burbank, CA	—	16,584	35,016	7,097	16,584	42,113	58,697	(10,563)	03/05	40 years
East Ridge 18	Chattanooga, TN	10,360	2,799	11,467	—	2,799	11,467	14,266	(3,106)	03/05	40 years
The Grand 14-Conroe	Conroe, TX	—	1,836	8,230	—	1,836	8,230	10,066	(2,159)	06/05	40 years
Washington Square 12	Indianapolis, IN	4,173	1,481	4,565	—	1,481	4,565	6,046	(1,198)	06/05	40 years
The Grand 18-Hattiesburg	Hattiesurg, MS	8,470	1,978	7,733	2,432	1,978	10,165	12,143	(2,529)	09/05	40 years
Mad River Mountain	Bellfontaine, OH	—	5,108	5,994	162	5,251	6,013	11,264	(2,700)	11/05	40 years
Arroyo Grand Staduim 10	Arroyo Grande, CA	4,076	2,641	3,810	—	2,641	3,810	6,451	(961)	12/05	40 years
Auburn Stadium 10	Auburn, CA	5,288	2,178	6,185	—	2,178	6,185	8,363	(1,559)	12/05	40 years
Manchester Stadium 16	Fresno, CA	9,667	7,600	11,613	—	7,600	11,613	19,213	(3,299)	12/05	40 years
Modesto Stadium 10	Modesto, CA	3,959	2,542	3,910	—	2,542	3,910	6,452	(986)	12/05	40 years
Columbia 14	Columbia, MD	—	—	12,204	—	—	12,204	12,204	(2,975)	03/06	40 years
Firewheel 18	Garland, TX	13,171	8,028	14,825	—	8,028	14,825	22,853	(3,614)	03/06	40 years
White Oak Stadium 14	Garner, NC	—	1,305	6,899	—	1,305	6,899	8,204	(1,667)	04/06	40 years
The Grand 18 - Winston Salem	Winston Salem, NC	—	—	12,153	1,925	—	14,078	14,078	(3,343)	07/06	40 years
Valley Bend 18	Huntsville, AL	—	3,508	14,802	—	3,508	14,802	18,310	(3,454)	08/06	40 years
Cityplace 14	Kalamazoo, MI	—	5,125	12,216	2,308	5,125	14,524	19,649	(5,609)	11/06	40 years
Pensacola Bayou 15	Pensacola, FL	—	5,316	15,099	—	5,316	15,099	20,415	(3,397)	12/06	40 years
The Grand 16-Slidell	Slidell, LA	10,635	—	11,499	—	—	11,499	11,499	(2,587)	12/06	40 years
The Grand 16 - Pier Park	Panama City Beach, FL	—	6,486	11,156	—	6,486	11,156	17,642	(2,394)	05/07	40 years
Austell Promenade	Austell, GA	—	1,596	—	—	1,596	—	1,596	—	07/07	n/a
Stadium 14 Cinema	Kalispell, MT	—	2,505	7,323	—	2,505	7,323	9,828	(1,526)	08/07	40 years
Subtotals carried over to next page		$165,928	$326,182	$1,098,360	$161,910	$329,024	$1,257,426	$1,586,450	$(436,069)
EPR Properties Schedule III - Real Estate and Accumulated Depreciation December 31, 2015 (Dollars in thousands)

			Initial cost		Additions (Dispositions) (Impairments) Subsequent to acquisition	Gross Amount at December 31, 2015
Description	Location	Debt	Land	Buildings, Equipment & improvements		Land	Buildings, Equipment & Improvements	Total	Accumulated depreciation	Date acquired	Depreciation life
Subtotal from previous page	n/a	$165,928	$326,182	$1,098,360	$161,910	$329,024	$1,257,426	$1,586,450	$(436,069)	n/a	n/a
Harvard Avenue Charter School	Cleveland, OH	—	640	5,613	—	640	5,613	6,253	(94)	10/04	30 years
The Grand 18 - Four Seasons Stations	Greensboro, NC	—	—	12,606	914	—	13,520	13,520	(2,671)	11/07	40 years
Glendora 12	Glendora, CA	—	—	10,588	—	—	10,588	10,588	(1,897)	10/08	40 years
Harbour View Station	Suffolk, VA	—	3,256	9,206	5,152	3,298	14,316	17,614	(3,390)	06/09	40 years
Ann Arbor 20	Ypsilanti, MI	—	4,716	227	—	4,716	227	4,943	(34)	12/09	40 years
Buckland Hills 18	Manchester, CT	—	3,628	11,474	—	3,628	11,474	15,102	(1,721)	12/09	40 years
Centreville 12	Centreville, VA	—	3,628	1,769	—	3,628	1,769	5,397	(265)	12/09	40 years
Davenport 18	Davenport, IA	—	3,599	6,068	(35)	3,564	6,068	9,632	(910)	12/09	40 years
Fairfax Corner 14	Fairfax, VA	—	2,630	11,791	—	2,630	11,791	14,421	(1,769)	12/09	40 years
Flint West 14	Flint, MI	—	1,270	1,723	—	1,270	1,723	2,993	(258)	12/09	40 years
Hazlet 12	Hazlet, NJ	—	3,719	4,716	—	3,719	4,716	8,435	(707)	12/09	40 years
Huber Heights 16	Huber Heights, OH	—	970	3,891	—	970	3,891	4,861	(584)	12/09	40 years
North Haven 12	North Haven, CT	—	5,442	1,061	2,000	5,442	3,061	8,503	(1,078)	12/09	40 years
Preston Crossing 16	Okolona, KY	—	5,379	3,311	—	5,379	3,311	8,690	(497)	12/09	40 years
Ritz Center 16	Voorhees, NJ	—	1,723	9,614	—	1,723	9,614	11,337	(1,442)	12/09	40 years
Stonybrook 20	Louisville, KY	—	4,979	6,567	—	4,979	6,567	11,546	(985)	12/09	40 years
The Greene 14	Beaver Creek, OH	—	1,578	6,630	—	1,578	6,630	8,208	(995)	12/09	40 years
West Springfield 15	West Springfield, MA	—	2,540	3,755	—	2,540	3,755	6,295	(563)	12/09	40 years
Western Hills 14	Cincinnati, OH	—	1,361	1,741	—	635	2,467	3,102	(261)	12/09	40 years
Hollywood Movies 20	Pasadena, TX	—	2,951	10,684	—	2,951	10,684	13,635	(1,469)	06/10	40 years
Movies 10	Plano, TX	—	1,052	1,968	—	1,052	1,968	3,020	(271)	06/10	40 years
Movies 14	McKinney, TX	—	1,917	3,319	—	1,917	3,319	5,236	(456)	06/10	40 years
Movies 14-Mishawaka	Mishawaka, IN	—	2,399	5,454	—	2,399	5,454	7,853	(750)	06/10	40 years
Movies 16	Grand Prarie, TX	—	1,873	3,245	2,104	1,873	5,349	7,222	(481)	06/10	40 years
Redding 14	Redding, CA	—	2,044	4,500	—	2,044	4,500	6,544	(619)	06/10	40 years
Tinseltown	Pueblo, CO	—	2,238	5,162	—	2,238	5,162	7,400	(710)	06/10	40 years
Tinseltown 15	Beaumont, TX	—	1,065	11,669	—	1,065	11,669	12,734	(1,604)	06/10	40 years
Tinseltown 20	Pflugerville, TX	—	4,356	11,533	—	4,356	11,533	15,889	(1,586)	06/10	40 years
Tinseltown 290	Houston, TX	—	4,109	9,739	—	4,109	9,739	13,848	(1,339)	06/10	40 years
Tinseltown USA 20	El Paso, TX	—	4,598	13,207	—	4,598	13,207	17,805	(1,816)	06/10	40 years
Tinseltown USA and XD	Colorado Springs, CO	—	4,134	11,220	(1,196)	2,938	11,220	14,158	(1,543)	06/10	40 years
Beach Movie Bistro	Virginia Beach, VA	—	—	1,736	—	—	1,736	1,736	(796)	12/10	40 years
Cinemagic & IMAX in Hooksett	Hooksett, NH	—	2,639	11,605	—	2,639	11,605	14,244	(1,402)	03/11	40 years
Cinemagic & IMAX in Saco	Saco, ME	—	1,508	3,826	—	1,508	3,826	5,334	(462)	03/11	40 years
Cinemagic in Merrimack	Merrimack, NH	3,455	3,160	5,642	—	3,160	5,642	8,802	(682)	03/11	40 years
Cinemagic in Westbrook	Westbrook, ME	—	2,273	7,119	—	2,273	7,119	9,392	(860)	03/11	40 years
Mentorship Academy	Baton Rouge, LA	—	996	5,638	—	996	5,638	6,634	(644)	03/11	40 years
Ben Franklin Academy	Highlands Ranch, CO	—	—	10,157	(134)	—	10,023	10,023	(1,020)	04/11	40 years
Bradley Academy of Excellence	Goodyear, AZ	—	766	6,517	—	766	6,517	7,283	(708)	04/11	30 years
Subtotals carried over to next page		$169,383	$421,318	$1,354,651	$170,715	$422,245	$1,524,437	$1,946,682	$(475,408)
EPR Properties Schedule III - Real Estate and Accumulated Depreciation December 31, 2015 (Dollars in thousands)

			Initial cost		Additions (Dispositions) (Impairments) Subsequent to acquisition	Gross Amount at December 31, 2015
Description	Location	Debt	Land	Buildings, Equipment & improvements		Land	Buildings, Equipment & Improvements	Total	Accumulated depreciation	Date acquired	Depreciation life
Subtotal from previous page	n/a	$169,383	$421,318	$1,354,651	$170,715	$422,245	$1,524,437	$1,946,682	$(475,408)	n/a	n/a
American Leadership Academy	Gilbert, AZ	—	2,580	6,418	2,509	2,580	8,927	11,507	(784)	06/11	40 years
Champions School	Phoenix, AZ	—	1,253	4,834	—	1,253	4,834	6,087	(514)	06/11	40 years
Loveland Classical	Loveland, CO	—	1,494	3,857	—	1,494	3,857	5,351	(410)	06/11	40 years
Pinstripes - Northbrook	Northbrook, IL	—	—	7,025	—	—	7,025	7,025	(776)	07/11	40 years
Magic Valley Mall Theatre	Twin Falls, ID	—	—	4,783	—	—	4,783	4,783	(428)	04/11	40 years
Prospect Ridge Academy	Broomfield, CO	—	1,084	9,659	(169)	1,084	9,490	10,574	(928)	08/11	40 years
South Phoenix Academy	Phoenix, AZ	—	1,060	8,140	—	1,060	8,140	9,200	(1,057)	11/11	40 years
Latitude 30	Jacksonville, FL	—	4,510	5,061	983	4,510	6,044	10,554	(746)	02/12	30 years
Latitude 39	Indianapolis, IN	—	4,298	6,321	2,257	4,377	8,499	12,876	(551)	02/12	40 years
Topgolf-Allen	Allen, TX	—	—	10,007	1,151	—	11,158	11,158	(1,387)	02/12	29 years
Topgolf-Dallas	Dallas, TX	—	—	10,007	1,771	—	11,778	11,778	(1,378)	02/12	30 years
Pinstripes - Oakbrook	Oakbrook, IL	—	—	8,068	—	—	8,068	8,068	(656)	03/12	40 years
Pacific Hertiage Academy	Salt Lake City, UT	—	897	4,488	(55)	897	4,433	5,330	(395)	03/12	40 years
Valley Academy	Hurricane, UT	—	475	4,939	—	475	4,939	5,414	(659)	03/12	40 years
Look Cinemas-Prestonwood	Dallas, TX	—	—	12,146	750	—	12,896	12,896	(815)	03/12	40 years
The Odyssey Institute for International and Advanced Studies	Buckeye, AZ	—	914	9,715	6,939	914	16,654	17,568	(1,234)	04/12	40 years
American Leadership Academy High School	Queen Creek, AZ	—	1,887	14,543	11,117	1,887	25,660	27,547	(1,962)	05/12	40 years
Regal Winrock	Albuquerque, NM	—	—	13,733	—	—	13,733	13,733	(715)	06/12	40 years
Sandhills 10	Southern Pines, NC	—	1,709	4,747	—	1,709	4,747	6,456	(415)	06/12	40 years
North East Carolina Prep Academy	Tarboro, NC	—	350	12,560	3,037	350	15,597	15,947	(1,192)	07/12	40 years
Top Golf-Houston	Houston, TX	—	—	12,403	394	—	12,797	12,797	(992)	09/12	40 years
Alamo Draft House-Austin	Austin, TX	—	2,608	6,373	—	2,608	6,373	8,981	(385)	09/12	40 years
Carmike Champaign	Champaign, IL	—	—	9,381	125	—	9,506	9,506	(495)	09/12	40 years
WISP Resort	McHenry, MD	—	8,394	15,910	3,207	9,708	17,803	27,511	(3,323)	12/12	40 years
Topgolf-The Colony	Colony, TX	—	4,004	13,665	(240)	4,004	13,425	17,429	(671)	12/12	40 years
Regal Virginia Gateway	Gainesville, VA	—	—	10,846	—	—	10,846	10,846	(565)	02/13	40 years
Chester Community Charter School	Chester Upland, PA	—	518	5,900	—	518	5,900	6,418	(411)	03/13	30 years
Lowcountry Leadership Academy	Hollywood, SC	—	806	5,776	1,805	806	7,581	8,387	(373)	03/13	40 years
Children's Learning Adventure	Lake Pleasant, AZ	—	986	3,524	—	986	3,524	4,510	(324)	03/13	30 years
Camden Community Charter School	Camden, NJ	—	548	10,569	6,886	548	17,455	18,003	(947)	04/13	30 years
Rittenhouse Excess Land	Queen Creek, AZ	—	2,612	—	(1,845)	767	—	767	—	04/13	n/a
McKinley Academy-Chicago	Chicago, IL	—	509	5,895	4,204	509	10,099	10,608	(426)	05/13	40 years
Learning Foundation & Performing Arts Academy	Gilbert, AZ	—	1,336	6,593	—	1,336	6,593	7,929	(371)	05/13	40 years
Subtotals carried over to next page		$169,383	$466,150	$1,622,537	$215,541	$466,625	$1,837,601	$2,304,226	$(501,693)
EPR Properties Schedule III - Real Estate and Accumulated Depreciation December 31, 2015 (Dollars in thousands)

			Initial cost		Additions (Dispositions) (Impairments) Subsequent to acquisition	Gross Amount at December 31, 2015
Description	Location	Debt	Land	Buildings, Equipment & improvements		Land	Buildings, Equipment & Improvements	Total	Accumulated depreciation	Date acquired	Depreciation life
Subtotal from previous page	n/a	$169,383	$466,150	$1,622,537	$215,541	$466,625	$1,837,601	$2,304,226	$(501,693)	n/a	n/a
Bella Mente Academy	Vista, CA	—	1,283	3,354	1,168	1,283	4,522	5,805	(226)	05/13	40 years
Global Village Academy-Colorado Springs	Colorado Springs, CO	—	1,205	6,350	(194)	1,205	6,156	7,361	(403)	06/13	40 years
Skyline Chandler	Chandler, AZ	—	1,039	9,590	—	1,039	9,590	10,629	(762)	07/13	40 years
The Ambassador Theatre	Lafayette, LA	14,360	—	12,728	—	—	12,728	12,728	(716)	08/13	40 years
New Iberia Theatre	New Iberia, LA	—	—	1,630	—	—	1,630	1,630	(92)	08/13	40 years
Camelback Mountain Resort	Tannersville, PA	—	34,940	34,629	913	34,940	35,542	70,482	(5,976)	09/13	40 years
Hollywood 16 Theatre	Tuscaloosa, AL	—	—	11,287	—	1,815	9,472	11,287	(533)	09/13	40 years
Tampa Veterans 24	Tampa, FL	—	1,700	23,483	8	1,700	23,491	25,191	(1,747)	10/13	40 years
Cantera Stadium 17	Warrenville, IL	—	14,000	17,318	—	14,000	17,318	31,318	(1,513)	10/13	40 years
Topgolf-Alpharetta	Alpharetta, GA	—	5,608	16,616	—	5,608	16,616	22,224	(623)	05/13	40 years
Children's Learning Adventure	Goodyear, AZ	—	1,308	7,275	11	1,308	7,286	8,594	(433)	06/13	30 years
Topgolf-Scottsdale	Scottsdale, AZ	—	—	16,942	—	—	16,942	16,942	(635)	06/13	40 years
American Intl School of Utah	Salt Lake City, UT	—	8,173	10,982	1,890	8,173	12,872	21,045	(387)	07/13	40 years
Topgolf-Spring	Spring, TX	—	4,928	14,522	—	4,928	14,522	19,450	(605)	07/13	40 years
Children's Learning Adventure	Oklahoma City, OK	—	1,149	9,839	385	1,149	10,224	11,373	(416)	08/13	40 years
Alamo Draft House-Mission	San Francisco, CA	—	2,077	12,914	—	2,077	12,914	14,991	—	08/13	40 years
Children's Learning Adventure	Coppell, TX	—	1,547	10,168	—	1,547	10,168	11,715	(154)	09/13	30 years
Children's Learning Adventure	Las Vegas, NV	—	944	9,191	—	944	9,191	10,135	(376)	09/13	30 years
Children's Learning Adventure	Las Vegas, NV	—	985	6,721	145	985	6,866	7,851	(306)	09/13	30 years
Cantera FEC	Warrenville, IL	—	—	6,469	2,216	—	8,685	8,685	(400)	10/13	40 years
Franklin Academy Palm Beach	Palm Beach, FL	—	3,323	15,824	(108)	3,323	15,716	19,039	(525)	10/13	30 years
Tiger 13	Opelika, AL	—	1,314	8,951	—	1,314	8,951	10,265	(336)	11/12	40 years
iLEAD Charter School	Mesa, AZ	—	2,109	6,032	166	2,109	6,198	8,307	(210)	12/13	30 years
North Carolina Leadership Academy	Kernersville, NC	—	1,362	8,182	(244)	1,362	7,938	9,300	(380)	12/13	40 years
Basis Private San Jose	San Jose, CA	—	9,966	25,535	—	9,966	25,535	35,501	(1,068)	12/13	40 years
Basis Private Brooklyn	Brooklyn, NY	—	—	46,440	—	—	46,440	46,440	(520)	12/13	40 years
Topgolf-San Antonio	San Antonio, TX	—	—	15,976	—	—	15,976	15,976	(333)	12/13	40 years
Children's Learning Adventure	Mesa, AZ	—	762	6,987	—	762	6,987	7,749	(564)	01/14	30 years
Global Village Academy-Fort Collins	Fort Collins, CO	—	618	5,031	5,134	618	10,165	10,783	(288)	02/14	40 years
Topgolf-Brandon	Tampa, FL	—	—	15,726	(67)	—	15,659	15,659	(395)	02/14	40 years
Topgolf-Gilbert	Gilbert, AZ	—	4,735	16,130	(267)	4,735	15,863	20,598	(397)	02/14	40 years
British School of Chicago	Chicago, IL	—	3,057	46,784	—	3,057	46,784	49,841	(585)	02/14	40 years
Wilson Prep Academy	Wilson, NC	—	424	5,342	(71)	449	5,246	5,695	(175)	03/14	30 years
Children's Learning Adventure	Gilbert, AZ	—	1,295	9,192	—	1,295	9,192	10,487	(264)	03/14	30 years
Bedford Theater 7	Bedford, IN	1,472	349	1,594	—	349	1,594	1,943	(76)	04/14	40 years
Seymour Stadium 8	Seymour, IN	2,513	1,028	2,291	—	1,028	2,291	3,319	(103)	04/14	40 years
Subtotals carried over to next page		$187,728	$577,378	$2,100,562	$226,626	$579,693	$2,324,871	$2,904,564	$(524,215)
EPR Properties Schedule III - Real Estate and Accumulated Depreciation December 31, 2015 (Dollars in thousands)

			Initial cost		Additions (Dispositions) (Impairments) Subsequent to acquisition	Gross Amount at December 31, 2015
Description	Location	Debt	Land	Buildings, Equipment & improvements		Land	Buildings, Equipment & Improvements	Total	Accumulated depreciation	Date acquired	Depreciation life
Subtotal from previous page	n/a	$187,728	$577,378	$2,100,562	$226,626	$579,693	$2,324,871	$2,904,564	$(524,215)	n/a	n/a
Wilder Stadium 14	Wilder, KY	9,252	983	11,233	—	983	11,233	12,216	(489)	04/14	40 years
Bowling Green Stadium 12	Bowling Green, KY	8,681	1,241	10,222	—	1,241	10,222	11,463	(453)	04/14	40 years
New Albany Stadium 12	New Albany, IN	13,077	2,461	14,807	—	2,461	14,807	17,268	(644)	04/14	40 years
Clarksville Stadium 16	Clarksville, TN	15,550	3,764	16,769	—	3,764	16,769	20,533	(732)	04/14	40 years
Lycoming Mall 12	Williamsport, PA	6,761	2,243	6,684	—	2,243	6,684	8,927	(306)	04/14	40 years
Noblesville Stadium 10	Noblesville, IN	6,315	886	7,453	—	886	7,453	8,339	(329)	04/14	40 years
Moline Stadium 14	Moline, IL	9,199	1,963	10,183	—	1,963	10,183	12,146	(448)	04/14	40 years
O'Fallon Stadium 14	O'Fallon, MO	6,351	1,046	7,342	—	1,046	7,342	8,388	(321)	04/14	40 years
McDonough Stadium 16	McDonough, GA	14,445	2,235	16,842	—	2,235	16,842	19,077	(739)	04/14	40 years
International Hotel Ventures, Inc.		1,850	—	—	—	—	—	—	—	04/14	n/a
Impact Charter Elementary	Baker, LA	—	190	6,563	203	190	6,766	6,956	(180)	04/14	40 years
Bradford Preparatory School	Charlotte, NC	—	1,559	1,477	—	1,559	1,477	3,036	(48)	05/14	30 years
Horizon Science Academy South Chicago	Chicago, IL	—	1,544	6,074	2,121	1,544	8,195	9,739	(225)	05/14	40 years
Topgolf-Overland Park	Overland Park, KS	—	5,519	17,330	—	5,519	17,330	22,849	(208)	05/14	40 years
Topgolf-Centennial	Centennial, CO	—	3,013	19,106	—	3,013	19,106	22,119	(159)	06/14	40 years
Topgolf-Mid Town Atlanta	Atlanta, GA	—	8,143	17,289	—	8,143	17,289	25,432	(180)	06/14	40 years
Topgolf-Dulles	Ashburn VA	—	—	16,873	—	—	16,873	16,873	(141)	06/14	40 years
Phoenix Academy High School	High Point, NC	—	1,298	7,322	—	1,298	7,322	8,620	(87)	07/14	40 years
Children's Learning Adventure	Cedar Park, TX	—	1,520	10,500	—	1,520	10,500	12,020	(40)	07/14	30 years
Children's Learning Adventure	Centennial, CO	—	1,249	10,771	—	1,249	10,771	12,020	(39)	08/14	30 years
Topgolf-Naperville	Naperville, IL	—	8,824	20,279	—	8,824	20,279	29,103	(169)	08/14	40 years
Champion Fit Kids	Chandler, AZ	—	1,530	6,877	—	1,530	6,877	8,407	(86)	08/14	40 years
Topgolf-Oklahoma City	Oklahoma City, OK	—	3,086	16,421	—	3,086	16,421	19,507	(205)	09/14	40 years
LowCountry Montessori	Port Royal, SC	—	387	4,383	—	387	4,383	4,770	(55)	09/14	40 years
Topgolf-Webster	Webster, TX	—	5,631	17,732	—	5,631	17,732	23,363	(74)	11/14	40 years
Topgolf-Virginia Beach	Virginia Beach, VA	—	6,948	18,715	—	6,948	18,715	25,663	—	12/14	40 years
Marketplace Digital Cinema 20	Sterling Heights, MI	—	10,849	—	70	10,919	—	10,919	—	12/14	n/a
Global Village Academies - Douglas County	Parker, CO	—	2,190	6,815	—	2,190	6,815	9,005	(72)	01/15	40 years
Global Village International - Parker	Parker, CO	—	279	1,017	—	279	1,017	1,296	(21)	01/15	30 years
Global Village International - Littleton	Littleton, CO	—	467	1,248	—	467	1,248	1,715	(24)	01/15	30 years
Global Village International - Lakewood	Lakewood, CO	—	291	823	—	291	823	1,114	(15)	01/15	30 years
Global Village International - Castle Rock	Castle Rock, CO	—	250	1,646	—	250	1,646	1,896	(30)	01/15	30 years
Subtotals carried over to next page		$279,209	$658,967	$2,411,358	$229,020	$661,352	$2,637,991	$3,299,343	$(530,734)
EPR Properties Schedule III - Real Estate and Accumulated Depreciation December 31, 2015 (Dollars in thousands)

			Initial cost		Additions (Dispositions) (Impairments) Subsequent to acquisition	Gross Amount at December 31, 2015
Description	Location	Debt	Land	Buildings, Equipment & improvements		Land	Buildings, Equipment & Improvements	Total	Accumulated depreciation	Date acquired	Depreciation life
Subtotal from previous page	n/a	$279,209	$658,967	$2,411,358	$229,020	$661,352	$2,637,991	$3,299,343	$(530,734)	n/a	n/a
Global Village International - Arvada	Arvada, CO	—	224	788	—	224	788	1,012	(16)	01/15	30 years
Macon Charter Academy	Macon, GA	—	401	7,883	—	401	7,883	8,284	(92)	02/15	40 years
Du Bois School of Arts and Technology	Memphis, TN	—	1,535	4,089	—	1,535	4,089	5,624	(95)	02/15	30 years
Strawbridge-Virginia Beach	Virginia Beach, VA	—	2,544	6,478	—	2,544	6,478	9,022	(135)	02/15	40 years
Carmike Yulee	Yulee, FL	—	1,036	6,934	—	1,036	6,934	7,970	(144)	02/15	40 years
Wintergreen Resort	Wintergreen, VA	—	5,739	16,126	—	5,739	16,126	21,865	(795)	02/15	40 years
Pineapple Cove	Palm Bay, FL	—	782	6,212	—	782	6,212	6,994	(56)	03/15	40 years
Global Village International - Lafayette	Lafayette, CO	—	293	663	—	293	663	956	(6)	04/15	30 years
Punch Bowl Social-Schaumburg	Schaumburg, IL	—	598	5,372	—	598	5,372	5,970	—	04/15	30 years
Regency 24 Jacksonville	Jacksonville, FL	—	5,080	22,064	—	5,080	22,064	27,144	(504)	05/15	25 years
Camelback Lodge	Tannersville, PA	—	—	120,354	—	—	120,354	120,354	(1,255)	05/15	40 years
Phoenix Academy II	High Point, NC	—	1,180	9,393	—	1,180	9,393	10,573	(156)	06/15	30 years
Regal Crystal Lake 16	Crystal Lake, IL	—	2,980	13,521	—	2,980	13,521	16,501	(270)	07/15	25 years
Bridgeton Charter	Bridgeton, NJ	—	153	2,392	—	153	2,392	2,545	(13)	09/15	40 years
Carrington Academy	Atlanta, GA	—	956	1,850	—	956	1,850	2,806	(15)	10/15	30 years
Carrington Academy	Atlanta, GA	—	1,262	2,038	—	1,262	2,038	3,300	(17)	10/15	30 years
Alamo Draft House-Laredo	Laredo, TX	—	1,353	7,886	—	1,353	7,886	9,239	—	12/15	40 years
Property under development		—	378,920	—	—	378,920	—	378,920	—	n/a	n/a
Land held for development		—	23,610	—	—	23,610	—	23,610	—	n/a	n/a
Unsecured revolving credit facility		196,000	—	—	—	—	—	—	—	n/a	n/a
Senior unsecured notes payable and term loan		1,525,000	—	—	—	—	—	—	—	n/a	n/a
Less: deferred financing costs, net		(18,289)	—	—	—	—	—	—	—
Total		$1,981,920	$1,087,613	$2,645,401	$229,020	$1,089,998	$2,872,034	$3,962,032	$(534,303)

EPR Properties Schedule III - Real Estate and Accumulated Depreciation (continued) Reconciliation (Dollars in thousands) December 31, 2015

Real Estate:
Reconciliation:
Balance at beginning of the year	$3,304,993
Acquisition and development of rental properties during the year	691,379
Disposition of rental properties during the year	(34,340)
Balance at close of year	$3,962,032
Accumulated Depreciation
Reconciliation:
Balance at beginning of the year	$465,660
Depreciation during the year	78,135
Disposition of rental properties during the year	(9,492)
Balance at close of year	$534,303
See accompanying report of independent registered public accounting firm.